ORDINARY SHARES	12 Months Ended
Jun. 30, 2018
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
NOTE 16.
ORDINARY SHARES

Stock offering

On November 20, 2017, the Company entered into a securities purchase agreement (the “Agreement”) with Yongquan Bi (“Mr. Bi.”), currently acting as the Chairman of board of the Company, pursuant to which Mr. Bi agreed to purchase an aggregate of 3 million unregistered restricted shares for gross proceeds of $4.8 million, a per-share purchase price of $1.60. After deducting the placement agent’s commission and other estimated offering expenses payable by the Company, the net proceeds to the Company were approximately $4.5 million. The purchase price was paid in two installments of $2.4 million each. The first installment was paid on November 20, 2017, and the second installment was paid on January 19, 2018. Mr. Bi used his own personal funds to pay the purchase price amount. Mr. Bi designated Xinhaixin International Holdings Limited (“Xinhaixin”) to receive the shares. On January 19, 2018, the Company issued the 3 million shares to Xinhaixin, the wholly owned company of Mr. Bi.

On January 22, 2018, The Company and certain institutional investors entered into a securities purchase agreement in connection with an offering, pursuant to which the Company agreed to sell an aggregate of 3,592,500 ordinary shares. The purchase price was $1.66 per ordinary share and all shares were issued on January 24, 2018. The aggregate gross proceeds was $5,963,550. After deducting the placement agent’s commission and other estimated offering expenses payable by the Company, the net proceeds to the Company were approximately $5.3 million. The Company intends to use the net proceeds of the offering for general corporate purposes and working capital.

On November 11, 2017, The Company issued 221,268 shares for unpaid management’s salary of ¥1,554,908 ($234,888) based on the stock closing price of $1.06 on the same day.

Appropriated Retained Earnings
 - According to the Memorandum and Articles of Association, the Company is required to transfer a certain portion of its net profit, as determined under PRC accounting regulations, from current net income to the statutory reserve fund. In accordance with the PRC Company Law, companies are required to transfer 10% of their profit after tax, as determined in accordance with PRC accounting standards and regulations, to the statutory reserves until such reserves reach 50% of the registered capital or paid-in capital of the companies. As of June 30, 2017 and 2018, the balance of total statutory reserves was ¥4,148,929 and ¥4,148,929 ($626,745), respectively.